Parent Company Only, Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Income [Abstract]
Net gain on securities transactions	$ 717	$ 1,622	$ 2,161
Expenses [Abstract]
Professional services	5,807	5,649	6,040
Total noninterest expense	84,670	85,005	83,977
Income tax benefit	27,396	23,717	22,441
Equity in undistributed earnings of subsidiaries	19,284	15,022	12,884
Net income	44,193	39,812	37,534
TrustCo Bank Corp NY [Member]
Statement of Income [Abstract]
Dividends and interest from subsidiaries	24,499	24,491	24,475
Miscellaneous income	18	0	0
Total income	24,517	24,491	24,475
Expenses [Abstract]
Operating supplies	50	81	105
Professional services	557	491	296
Miscellaneous expense	1,350	1,042	737
Total noninterest expense	1,957	1,614	1,138
Income before income taxes and subsidiaries' undistributed earnings	22,560	22,877	23,337
Income tax benefit	(663)	(548)	(364)
Income before subsidiaries' undistributed earnings	23,223	23,425	23,701
Equity in undistributed earnings of subsidiaries	20,970	16,387	13,833
Net income	$ 44,193	$ 39,812	$ 37,534